Retirement Plan (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Percentage of contribution	50.00%
Contribution, amount			$ 13,379	$ 914
Maximum [Member]
Percentage of contribution	6.00%